Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (415,198)	$ (445,624)	$ (4,819,132)	$ 4,612,191	$ 2,447,102
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	13,979	31,716	57,517	164,419	192,259
Amortization of operating lease ROU assets and interest of lease liabilities	51,352	47,659
Gain on early termination of leases					(9,041)
Depreciation of right-of-use assets			97,789	105,340	310,741
Impairment of goodwill					294,151
Provisions for compensation and penalty	(1,458,857)			1,245,625	328,615
Share-based compensation expenses	663,202		5,585,610
Reversal of expected credit loss, net	(29,781)	(26,974)	(85,152)	56,557	(514,781)
Write-off of accounts receivable		6,266
Bad debt recovery		(68,400)	27,702	(54,810)
Decrease (Increase) in:
Accounts receivable	7,506,573	6,463,945	7,418,372	(9,097,664)	10,354,792
Accounts receivable – related party	58,479	(194,308)	(100,303)	8,101	(7,898)
Contract assets	661,951	(116,764)	(73,506)	(26,833)	377,802
Amount due from a related party		(453,867)	118,275	766,111	1,340,647
Other current assets	(1,100)	14,364	23,795	106,898	472,249
Tax recoverable				2,033,861	(2,033,861)
(Decrease) Increase in:
Accounts payable	(7,329,575)	(6,926,344)	(6,864,354)	6,799,732	(3,787,548)
Accounts payable – related party	(146,134)	349,529	(253,063)	(54,879)	(4,471,225)
Amounts due to related parties	(62,287)	(245,784)	(362,247)	(87,989)	(1,961,994)
Tax payables			(719,731)	737,196	(2,146,293)
Other payables and accrued liabilities	(161,785)	(617,931)	(1,763,120)	85,069	187,313
Provisions for penalty	(115,383)
Contract liabilities	(1,037)	(3,661)	(2,490)	(2,529)	(102,430)
Lease liabilities	(51,983)	(51,756)	(102,269)	(114,636)	(319,228)
NET CASH USED IN OPERATING ACTIVITIES	(817,584)	(2,237,934)	(1,844,009)	7,336,570	951,372
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(1,014,208)			(1,549)	(16,274)
Decrease in restricted cash with maturity of more than three months when acquired		9,095	718,828	2,230,607	(2,949,435)
Acquisition of a subsidiary					16,744
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,014,208)	9,095	718,828	2,229,058	(2,948,965)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid				(3,966,879)	(117,359)
Share issuance costs			(1,544,522)
Proceeds from exercise of stock options			16,940
Expiry of unpresented check for dividend paid to a shareholder in prior years		26,667	26,667
Repayments to directors					(804,888)
Repayments of bank loans				(130,927)	(256,336)
NET CASH PROVIDED BY FINANCING ACTIVITY		26,667	(1,500,915)	(4,097,806)	(1,178,583)
NET DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(1,831,792)	(2,202,172)	(2,626,096)	5,467,822	(3,176,176)
Effect of exchange rate changes					(3,186)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	10,356,095	12,982,191	12,982,191	7,514,369	10,693,731
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	8,524,303	10,780,019	10,356,095	12,982,191	7,514,369
Cash and cash equivalents at end of period	6,985,841	8,592,785	8,164,080	10,769,662	7,385,577
Restricted cash at end of period	1,538,462	2,896,967	2,192,015	2,931,357	3,078,227
Restricted cash with maturity of three months or more when acquired at end of period		(709,733)		(718,828)	(2,949,435)
Total cash and cash equivalents and restricted cash shown in the unaudited interim condensed consolidated statements of cash flows	8,524,303	10,780,019	10,356,095	12,982,191	7,514,369
Supplemental disclosure of cash flow information
Interest received	$ 20,878	$ 39,076	66,101	79,207	38,779
Interest paid				(1,291)	(7,699)
Income tax refunded				1,389,328	25,588
Income tax paid			(361,047)		(4,894,087)
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			168,678
Deemed distribution to AIB’s shareholders in reverse recapitalization			6,376,191
Issuance of ordinary shares of the Company for services provided			5,018,750
Fair value of issued shares for acquisition of subsidiary					$ 2,097,777